BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	$ 715,580
Prepaid expenses	1,884,598
Total current assets	2,600,178
Investments held in Trust Account	345,010,316
Total Assets	347,610,494
Current liabilities:
Accounts payable	375,291
Accrued expenses	588,317
Franchise tax payable	21,788
Total current liabilities	985,396
Derivative warrant liabilities	42,283,500
Deferred underwriting commissions	12,075,000
Total liabilities	55,343,896
Commitments and Contingencies
Class A common stock, $0.0001 par value; 28,726,659 shares subject to possible redemption at $10.00 per share	287,266,590
Stockholders? Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	22,829,882
Accumulated deficit	(17,831,314)
Total stockholders' equity	5,000,008
Total Liabilities and Stockholders' Equity	347,610,494
Class A common stock
Stockholders? Equity:
Common stock	577
Total stockholders' equity	577
Class B common stock
Stockholders? Equity:
Common stock	863
Total stockholders' equity	$ 863